STOCKHOLDERS' EQUITY (Tables)	6 Months Ended	12 Months Ended
	Nov. 30, 2021	May 31, 2021
Stockholders' Equity Note [Abstract]
Share-Based Payment Arrangement, Option, Exercise Price Range [Table Text Block]

The following table summarizes the significant terms of warrants outstanding at November 30, 2021. This table does not include the unit warrants. See Unit Warrants section below.

Range of exercise Prices	Number of warrants Outstanding	Weighted average remaining contractual life (years)	Weighted average exercise price of outstanding Warrants	Number of warrants Exercisable	Weighted average exercise price of exercisable Warrants
$0.41	484,493	1.06	$0.41	484,493	$0.41
0.50	2,736,500	0.11	0.50	2,736,500	0.50
0.60	3,125,000	0.87	0.60	3,125,000	0.60
1.10	279,875	0.07	1.10	279,875	1.10
	6,625,868	0.54	$0.09	6,625,868	$0.50

The following table summarizes the significant terms of warrants outstanding at May 31, 2021. This table does not include the unit warrants. See Unit Warrants section below.

Range of exercise Prices	Number of warrants Outstanding	Weighted average remaining contractual life (years)	Weighted average exercise price of outstanding Warrants	Number of warrants Exercisable	Weighted average exercise price of exercisable Warrants
$0.49	33,465,110	1.50	$0.49	33,465,110	$0.49
0.50	2,736,500	1.73	0.50	2,736,500	0.50
0.60	17,500,000	1.50	0.60	17,500,000	0.60
1.10	296,035	1.56	1.10	296,035	1.10
	53,997,645	0.51	$0.53	53,997,645	$0.53

Schedule of Stockholders' Equity Note, Warrants or Rights [Table Text Block]

Transactions involving warrants are summarized as follows. This table does not include the unit warrants. See Unit Warrants section below.

	Number of Shares	Weighted Average Exercise Price
Warrants outstanding at May 31, 2020	54,835,145	$0.53
Granted	-	$-
Exercised	-	$-
Cancelled / Expired	(837,500)	$0.75

Warrants outstanding at May 31, 2021	53,997,645	$0.53
Granted	468,333	$0.41
Exercised	-	$-
Cancelled / Expired	(47,840,110)	$1.14
Warrants outstanding at November 30, 2021	6,625,868	$0.09

Transactions involving warrants are summarized as follows. This table does not include the unit warrants. See Unit Warrants section below.

	Number of Shares	Weighted Average Exercise Price
Warrants outstanding at May 31, 2019	54,818,985	$0.53
Granted	16,160	$1.10
Exercised	-	$-
Cancelled / Expired	-	$-

Warrants outstanding at May 31, 2020	54,835,145	$0.53
Granted	-	$-
Exercised	-	$-
Cancelled / Expired	(837,500)	$0.75
Warrants outstanding at May 31, 2021	53,997,645	$0.53